RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related Parties and nature of relationship
a)	Related Parties

Name of related parties	Relationship with the Group
Kingsoft Corporation Limited and its subsidiaries (other than all of entities of the Group) (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entity controlled by a director of the Company

Schedule of related party transactions
b)	The Group had the following related party transactions:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenues:
Public cloud services provided to Xiaomi Group	655,165	749,597	804,647	116,663
Public cloud services provided to Kingsoft Group	119,011	156,158	187,907	27,244
Public cloud services provided to Cheetah Group***	3,111	—	—	—
Public cloud services provided to Others	—	—	50,629	7,341
Enterprise cloud services provided to Xiaomi Group	—	22,857	74,590	10,815
Enterprise cloud services provided to Kingsoft Group	—	838	10,892	1,579
Other services provided to Xiaomi Group	82	—	—	—
Other services provided to Kingsoft Group	—	74	—	—
	777,369	929,524	1,128,665	163,642
Purchase of devices from Xiaomi Group	2,177	1,349	144	21
Interest expense on loans due to Xiaomi Group	—	16,633	48,707	7,062
Interest expense on a loan due to Kingsoft Group	—	4,088	18,364	2,663
Rental of building from Xiaomi Group*	47,900	56,452	48,766	7,070
Rental of office space, and administrative services from Kingsoft Group**	13,801	13,321	13,931	2,020
	63,878	91,843	129,912	18,836
*

The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2021 and 2022, the related operating lease right-of-use assets amounted to RMB210,551 and RMB167,697 (US$24,314) and operating lease liabilities amounted to RMB238,180 and RMB224,346 (US$32,527), respectively.

**

The Group entered into agreements to lease building and office space from Kingsoft Group in 2022. As of December 31, 2022, the related operating lease right-of-use assets amounted to RMB2,625 (US$381) and operating lease liabilities amounted to RMB3,634 (US$527).

***	Cheetah Group refers to Cheetah Mobile Inc. and its subsidiaries. Cheetah Group was no longer the Group's related party after May 8, 2020.

Schedule of related party balances
c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties:
Trade related:
Xiaomi Group	175,170	200,577	29,081
Kingsoft Group	26,868	34,550	5,009
Others	—	6,268	909

Non-trade related:
Kingsoft Group	10,863	10,868	1,576
	212,901	252,263	36,575
Amounts due to related parties:
Trade related:
Kingsoft Group	15,092	14,069	2,040
Xiaomi Group	55,853	44,245	6,415

Non-trade related:
Kingsoft Group*	529,284	29,284	4,246
Xiaomi Group*	709,088	753,593	109,261
	1,309,317	841,191	121,962

*Amounts included related party loans as disclosed in Note 13.